Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	5,755,759
Common stock, shares issued	8,016,516	271,371
Common stock, shares outstanding	8,016,516	268,468
Series Seed Convertible Preferred Stock [Member]
Temporary equity, preferred stock, par value	$ 0.001	$ 0.001
Temporary equity, preferred stock, shares authorized	0	684,739
Temporary equity, preferred stock, shares issued	0	684,739
Temporary equity, preferred stock, shares outstanding	0	684,739
Temporary equity, preferred stock, liquidation preference	$ 0	$ 16,115
Series A Convertible Preferred Stock [Member]
Temporary equity, preferred stock, par value	$ 0.001	$ 0.001
Temporary equity, preferred stock, shares authorized	0	2,029,666
Temporary equity, preferred stock, shares issued	0	2,029,666
Temporary equity, preferred stock, shares outstanding	0	2,029,666
Temporary equity, preferred stock, liquidation preference	$ 0	$ 91,500
Preferred stock, shares outstanding	0	2,029,666
Series B-1 Preferred Stock [Member]
Temporary equity, preferred stock, par value	$ 0.001	$ 0.001
Temporary equity, preferred stock, shares authorized	0	1,104,178
Temporary equity, preferred stock, shares issued	0	1,104,178
Temporary equity, preferred stock, shares outstanding	0	1,104,178
Temporary equity, preferred stock, liquidation preference	$ 0	$ 58,000
Series B-2 Preferred Stock [Member]
Temporary equity, preferred stock, par value	$ 0.001	$ 0.001
Temporary equity, preferred stock, shares authorized	0	1,036,656
Temporary equity, preferred stock, shares issued	0	223,417
Temporary equity, preferred stock, shares outstanding	0	223,417
Temporary equity, preferred stock, liquidation preference	$ 0	$ 12,500